Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 01, 2022
Leases [Abstract]
Right of use asset	$ 9,911		$ 17,257	$ 61,377	$ 84,829
Discount rate					3.50%
Weighted-average lease term	3 months 18 days		6 months
Lease expense	$ 9,217	$ 10,806	$ 40,676	$ 38,496